CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year		R$ (10,714,935)	R$ (2,814,742)	R$ 319,814
Items with no subsequent effect on income
Exchange rate variation and fair value investments in equity measured at fair value through other comprehensive income		6,290	3,576
Tax effect of the above items		(2,139)	(1,216)
Actuarial gain on post-employment plans of the subsidiaries		3,522	2,749
Tax effect of the above item		(1,015)	(935)
Actuarial loss on post-employment plans of the subsidiaries		(37,188)	(147,640)	(69,305)
Tax effect of the above item		12,644	50,198	23,564
Total items with no subsequent effect on income		(17,886)	(93,268)	(45,741)
Items with subsequent effect on income
Exchange rate variation on conversion of financial statements of foreign subsidiaries	[1]	(2,857)	45,819	137,546
Total items with subsequent effect on income		(2,857)	45,819	137,546
Total comprehensive Income (loss)		(10,735,678)	(2,862,191)	411,619
Attributable to
Controlling shareholders'		(10,745,571)	(2,864,967)	411,498
Non-controlling interest		R$ 9,893	R$ 2,776	R$ 121

[1]	As of December 31, 2020 includes the exchange variation related to investments abroad of wholly-owned subsidiaries whose functional currencies are different from the Brazilian Real (notes 3.1.1 and 3.2.5). As of December 31, 2019 and 2018 includes the (i) exchange variation related to investments abroad of wholly-owned subsidiaries and (ii) hyperinflation referring to the wholly owned subsidiary Stenfar (note 3.2.6).